Document and Entity Information	Nov. 30, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001799850
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 30, 2022
Entity Registrant Name	RENOVACOR, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39271
Entity Tax Identification Number	83-3169838
Entity Address, Address Line One	201 Broadway
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(610)
Local Phone Number	424-2650
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RCOR
Security Exchange Name	NYSEAMER
Warrants To Purchase One Share Of Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock at an exercise price of $11.50
Trading Symbol	RCOR.WS
Security Exchange Name	NYSEAMER